CONSIDERATION RECEIVABLE	12 Months Ended
Dec. 31, 2016
Considerations Receivable [Abstract]
CONSIDERATION RECEIVABLE
9.	CONSIDERATION RECEIVABLE

As of December 31, 2015, consideration receivable of $200,685 represents the second installment of the total consideration for the sale of 75% equity interest in AM Advertising to the Buyers. The transaction is disclosed in Note 1. The first installment of RMB 0.8 billion ($123,498) was received in July 2015 and the second installment of RMB1.3 billion ($200,685) was subsequently received in January 2016.